Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2010
Derivative Instruments (Tables) [Abstract]
Notional amount of derivative contracts

	Notional amounts(b)
December 31, (in billions)	2010	2009

Interest rate contracts
Swaps	$46,299	$47,663
Futures and forwards	9,298	6,986
Written options	4,075	4,553
Purchased options	3,968	4,584

Total interest rate contracts	63,640	63,786

Credit derivatives(a)	5,472	5,994

Foreign exchange contracts
Cross-currency swaps	2,568	2,217
Spot, futures and forwards	3,893	3,578
Written options	674	685
Purchased options	649	699

Total foreign exchange contracts	7,784	7,179

Equity contracts
Swaps	116	81
Futures and forwards	49	45
Written options	430	502
Purchased options	377	449

Total equity contracts	972	1,077

Commodity contracts
Swaps	349	178
Spot, futures and forwards	170	113
Written options	264	201
Purchased options	254	205

Total commodity contracts	1,037	697

Total derivative notional amounts	$78,905	$78,733

(a)	Primarily consists of credit default swaps. For more information on volumes and types of credit derivative contracts, see the Credit derivatives discussion on pages 197–199 of this Note.
(b)	Represents the sum of gross long and gross short third-party notional derivative contracts.

Impact of derivatives on the Consolidated Balance Sheets

	Derivative receivables			Derivative payables
				Not
December 31, 2010	Not designated	Designated	Total derivative	designated	Designated		Total derivative
(in millions)	as hedges	as hedges	receivables	as hedges	as hedges		payables

Trading assets and liabilities
Interest rate	$1,121,703	$6,279	$1,127,982	$1,089,604	$840		$1,090,444
Credit	129,729	—	129,729	125,061	—		125,061
Foreign exchange(b)	165,240	3,231	168,471	163,671	1,059		164,730
Equity	43,633	—	43,633	46,399	—		46,399
Commodity	59,573	24	59,597	56,397	2,078	(d)	58,475

Gross fair value of trading assets and liabilities	$1,519,878	$9,534	$1,529,412	$1,481,132	$3,977		$1,485,109
Netting adjustment(c)			(1,448,931)				(1,415,890)

Carrying value of derivative trading assets and trading liabilities on the Consolidated Balance Sheets			$80,481				$69,219

	Derivative receivables			Derivative payables
				Not
December 31, 2009	Not designated	Designated	Total derivative	designated	Designated		Total derivative
(in millions)	as hedges	as hedges	receivables	as hedges	as hedges		payables

Trading assets and liabilities
Interest rate	$1,148,901	$6,568	$1,155,469	$1,121,978	$427		$1,122,405
Credit	170,864	—	170,864	164,790	—		164,790
Foreign exchange(b)	141,790	2,497	144,287	137,865	353		138,218
Equity	57,871	—	57,871	58,494	—		58,494
Commodity	36,988	39	37,027	35,082	194	(d)	35,276

Gross fair value of trading assets and liabilities	$1,556,414	$9,104	$1,565,518	$1,518,209	$974		$1,519,183
Netting adjustment(c)			(1,485,308)				(1,459,058)

Carrying value of derivative trading assets and trading liabilities on the Consolidated Balance Sheets			$80,210				$60,125

(a)	Excludes structured notes for which the fair value option has been elected. See Note 4 on pages 187—189 of this Annual Report for further information.

(b)	Excludes $21 million of foreign currency-denominated debt designated as a net investment hedge at December 31, 2010. The Firm did not use foreign currency-denominated debt as a hedging instrument in 2009, and therefore there was no impact as of December, 31, 2009.

(c)	U.S. GAAP permits the netting of derivative receivables and payables, and the related cash collateral received and paid when a legally enforceable master netting agreement exists between the Firm and a derivative counterparty.

(d)	Excludes $1.0 billion and $1.3 billion related to commodity derivatives that are embedded in a debt instrument and used as fair value hedging instruments that are recorded in the line item of the host contract (other borrowed funds) for December 31, 2010 and 2009, respectively.

Derivative receivables and payables mark-to-market

	Trading assets – Derivative receivables		Trading liabilities – Derivative payables
December 31, (in millions)	2010	2009	2010	2009

Contract type
Interest rate(a)	$32,555	$33,733	$20,387	$19,688
Credit(a)	7,725	11,859	5,138	6,036
Foreign exchange	25,858	21,984	25,015	19,818
Equity	4,204	6,635	10,450	11,554
Commodity	10,139	5,999	8,229	3,029

Total	$80,481	$80,210	$69,219	$60,125

(a)	In 2010, the reporting of cash collateral netting was enhanced to reflect a refined allocation by product. Prior periods have been revised to conform to the current presentation. The refinement resulted in an increase to interest rate derivative receivables, and an offsetting decrease to credit derivative receivables, of $7.0 billion, and an increase to interest rate derivative payables and a corresponding decrease to credit derivative payables of $4.5 billion as of December 31, 2009.

Fair value hedge gains and losses

	Gains/(losses) recorded in income				Income statement impact due to:
Year ended
December 31, 2010				Total income	Hedge	Excluded
(in millions)	Derivatives		Hedged items	statement impact(d)	ineffectiveness(e)	components(f)

Contract type
Interest rate(a)	$1,066		$(454)	$612	$172	$440
Foreign exchange(b)	1,357	(g)	(1,812)	(455)	—	(455)
Commodity(c)	(1,354)		1,882	528	—	528

Total	$1,069		$(384)	$685	$172	$513

	Gains/(losses) recorded in income				Income statement impact due to:
Year ended
December 31, 2009				Total income	Hedge	Excluded
(in millions)	Derivatives		Hedged items	statement impact(d)	ineffectiveness(e)	components(f)

Contract type
Interest rate(a)	$(3,830)		$4,638	$808	$(466)	$1,274
Foreign exchange(b)	(1,421	)(g)	1,445	24	—	24
Commodity(c)	(430)		399	(31)	—	(31)

Total	$(5,681)		$6,482	$801	$(466)	$1,267

(a)	Primarily consists of hedges of the benchmark (e.g., London Interbank Offered Rate (“LIBOR”)) interest rate risk of fixed-rate long-term debt and AFS securities. Gains and losses were recorded in net interest income.

(b)	Primarily consists of hedges of the foreign currency risk of long-term debt and AFS securities for changes in spot foreign currency rates. Gains and losses related to the derivatives and the hedged items, due to changes in spot foreign currency rates, were recorded in principal transactions revenue.

(c)	Consists of overall fair value hedges of gold and base metal inventory. Gains and losses were recorded in principal transactions revenue.

(d)	Total income statement impact for fair value hedges consists of hedge ineffectiveness and any components excluded from the assessment of hedge effectiveness. The related amount for the year ended December 31, 2008 was a net gain of $434 million.

(e)	Hedge ineffectiveness is the amount by which the gain or loss on the designated derivative instrument does not exactly offset the gain or loss on the hedged item attributable to the hedged risk.

(f)	Certain components of hedging derivatives are permitted to be excluded from the assessment of hedge effectiveness, such as forward points on a futures or forward contract. Amounts related to excluded components are recorded in current-period income.

(g)	For the years ended December 31, 2010 and 2009, includes $278 million and $(1.6) billion of revenue related to certain foreign exchange trading derivatives designated as fair value hedging instruments, respectively.

Cash flow hedge gains and losses

	Gains/(losses) recorded in income and other comprehensive income/(loss)
	Derivatives –		Hedge
	effective portion		ineffectiveness		Derivatives –	Total change
Year ended	reclassified from		recorded directly	Total income	effective portion	in OCI
December 31, 2010 (in millions)	AOCI to income		in income(d)	statement impact	recorded in OCI	for period

Contract type
Interest rate(a)	$288	(c)	$20	$308	$388	$100
Foreign exchange(b)	(82)		(3)	(85)	(141)	(59)

Total	$206		$17	$223	$247	$41

	Gains/(losses) recorded in income and other comprehensive income/(loss)
	Derivatives –		Hedge
	effective portion		ineffectiveness		Derivatives –	Total change
Year ended	reclassified from		recorded directly	Total income	effective portion	in OCI
December 31, 2009 (in millions)	AOCI to income		in income(d)	statement impact	recorded in OCI	for period

Contract type
Interest rate(a)	$(158	)(c)	$(62)	$(220)	$61	$219
Foreign exchange(b)	282		—	282	706	424

Total	$124		$(62)	$62	$767	$643

(a)	Primarily consists of benchmark interest rate hedges of LIBOR-indexed floating-rate assets and floating-rate liabilities. Gains and losses were recorded in net interest income.

(b)	Primarily consists of hedges of the foreign currency risk of non–U.S. dollar–denominated revenue and expense. The income statement classification of gains and losses follows the hedged item – primarily net interest income, compensation expense and other expense.

(c)	In 2010, the Firm reclassified a $25 million loss from accumulated other comprehensive income (“AOCI”) to earnings because the Firm determined that it is probable that forecasted interest payment cash flows related to certain wholesale deposits will not occur. The Firm did not experience forecasted transactions that failed to occur for the year ended December 31, 2009.

(d)	Hedge ineffectiveness is the amount by which the cumulative gain or loss on the designated derivative instrument exceeds the present value of the cumulative expected change in cash flows on the hedged item attributable to the hedged risk. Hedge ineffectiveness recorded directly in income for cash flow hedges was a net gain of $18 million for the year ended December 31, 2008.

Net investment hedge gains and losses

	Gains/(losses) recorded in income and other comprehensive income/(loss)
	Hedging instruments – excluded components		Hedging instruments – effective portion
Year ended	recorded directly in income(a)		recorded in OCI
December 31, (in millions)	2010	2009	2010	2009

Contract type
Foreign exchange derivatives	$(139)	$(112)	$(30)	$(259)
Foreign currency denominated debt	—	NA	41	NA

Total	$(139)	$(112)	$11	$(259)

(a)	Certain components of hedging derivatives are permitted to be excluded from the assessment of hedge effectiveness, such as forward points on a futures or forward contract. Amounts related to excluded components are recorded in current-period income. There was no ineffectiveness for net investment hedge accounting relationships during 2010 and 2009.

Risk management derivatives gains and losses (not designated as hedging instruments)

	Derivatives gains/(losses)
Year ended December 31,	recorded in income
(in millions)	2010	2009

Contract type
Interest rate(a)	$4,997	$(3,113)
Credit(b)	(237)	(3,222)
Foreign exchange(c)	(85)	(197)
Equity(b)	—	(8)
Commodity(b)	(24)	(50)

Total	$4,651	$(6,590)

(a)	Gains and losses were recorded in principal transactions revenue, mortgage fees and related income, and net interest income.

(b)	Gains and losses were recorded in principal transactions revenue.

(c)	Gains and losses were recorded in principal transactions revenue and net interest income.

Trading derivative gains and losses

	Gains/(losses) recorded in principal
Year ended December 31,	transactions revenue
(in millions)	2010	2009

Type of instrument
Interest rate	$(683)	$4,375
Credit	4,636	5,022
Foreign exchange(a)	1,854	2,583
Equity	1,827	1,475
Commodity	256	1,329

Total	$7,890	$14,784

(a)	In 2010, the reporting of trading gains and losses was enhanced to include trading gains and losses related to certain trading derivatives designated as fair value hedging instruments. Prior period amounts have been revised to conform to the current presentation.

Current credit risk of derivative receivables and liquidity risk of derivative payables

	Derivative receivables		Derivative payables
December 31, (in millions)	2010	2009	2010	2009

Gross derivative fair value	$1,529,412	$1,565,518	$1,485,109	$1,519,183
Netting adjustment – offsetting receivables/payables	(1,376,969)	(1,419,840)	(1,376,969)	(1,419,840)
Netting adjustment – cash collateral received/paid	(71,962)	(65,468)	(38,921)	(39,218)

Carrying value on Consolidated Balance Sheets	$80,481	$80,210	$69,219	$60,125

Total credit derivatives and credit-related securities
Total credit derivatives and credit-related notes

	Maximum payout/Notional amount
December 31, 2010		Protection purchased with		Other protection
(in millions)	Protection sold	identical underlyings(c)	Net protection (sold)/purchased(d)	purchased(e)

Credit derivatives
Credit default swaps	$(2,659,240)	$2,652,313	$(6,927)	$32,867
Other credit derivatives(a)	(93,776)	10,016	(83,760)	24,234

Total credit derivatives	(2,753,016)	2,662,329	(90,687)	57,101
Credit-related notes(b)	(2,008)	—	(2,008)	3,327

Total	$(2,755,024)	$2,662,329	$(92,695)	$60,428

	Maximum payout/Notional amount
December 31, 2009		Protection purchased with		Other protection
(in millions)	Protection sold	identical underlyings(c)	Net protection (sold)/purchased(d)	purchased(e)

Credit derivatives
Credit default swaps	$(2,937,442)	$2,978,044	$40,602	$28,064
Other credit derivatives(a)	(10,575)	9,290	(1,285)	30,473

Total credit derivatives	(2,948,017)	2,987,334	39,317	58,537
Credit-related notes	(4,031)	—	(4,031)	1,728

Total	$(2,952,048)	$2,987,334	$35,286	$60,265

(a)	Primarily consists of total return swaps and credit default swap options.

(b)	As a result of the adoption of new accounting guidance, effective July 1, 2010, includes beneficial interests in securitized financial assets that contain embedded credit derivatives.

(c)	Represents the total notional amount of protection purchased where the underlying reference instrument is identical to the reference instrument on protection sold; the notional amount of protection purchased for each individual identical underlying reference instrument may be greater or lower than the notional amount of protection sold.

(d)	Does not take into account the fair value of the reference obligation at the time of settlement, which would generally reduce the amount the seller of protection pays to the buyer of protection in determining settlement value.

(e)	Represents protection purchased by the Firm through single-name and index credit default swap or credit-related notes.

Protection sold - credit derivatives and credit-related notes ratings/maturity profile

				Total
December 31, 2010 (in millions)	<1 year	1 – 5 years	>5 years	notional amount	Fair value(b)

Risk rating of reference entity
Investment-grade	$(175,618)	$(1,194,695)	$(336,309)	$(1,706,622)	$(17,261)
Noninvestment-grade	(148,434)	(702,638)	(197,330)	(1,048,402)	(59,939)

Total	$(324,052)	$(1,897,333)	$(533,639)	$(2,755,024)	$(77,200)

				Total
December 31, 2009 (in millions)	<1 year	1 – 5 years	>5 years	notional amount	Fair value(b)

Risk rating of reference entity
Investment-grade	$(215,580)	$(1,140,133)	$(367,015)	$(1,722,728)	$(16,607)
Noninvestment-grade	(150,122)	(806,139)	(273,059)	(1,229,320)	(90,410)

Total	$(365,702)	$(1,946,272)	$(640,074)	$(2,952,048)	$(107,017)

(a)	The ratings scale is based on the Firm’s internal ratings, which generally correspond to ratings as defined by S&P and Moody’s.

(b)	Amounts are shown on a gross basis, before the benefit of legally enforceable master netting agreements and cash collateral held by the Firm.